Consolidated Statements of Income (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Net revenues	$ 1,146,678	$ 1,297,219	$ 1,100,856	$ 1,047,157	$ 1,164,961	$ 1,343,934	$ 1,204,017	$ 1,092,922	$ 1,120,693	$ 4,610,193	$ 4,761,566	$ 4,410,649
Cost of goods sold	554,800	648,116	580,108	566,471	616,167	719,802	634,573	552,226	562,726	2,410,862	2,469,327	2,187,726
Gross profit	591,878	649,103	520,748	480,686	548,794	624,132	569,444	540,696	557,967	2,199,331	2,292,239	2,222,923
Selling, general and administrative expenses	410,423	557,752	433,961	435,056	438,583	532,488	488,545	475,720	459,093	1,865,352	1,955,846	1,841,562
Operating income	181,455	91,351	86,787	45,630	110,211	91,644	80,899	64,976	98,874	333,979	336,393	381,361
Interest expense	(32,157)	(31,550)	(32,160)	(32,411)	(38,573)	(33,454)	(30,208)	(33,515)	(34,866)	(134,694)	(132,043)	(135,823)
Loss on early extinguishment of debt	(114)	0	0	(8,206)	0	(248)	0	0	0	(8,206)	(248)	(16,587)
Other income (expense), net	6,066	(1,320)	(5,747)	10,697	1,172	11,469	(5,779)	(1,006)	(5,959)	4,802	(1,275)	6,647
Income before income taxes	155,250	58,481	48,880	15,710	72,810	69,411	44,912	30,455	58,049	195,881	202,827	235,598
Income tax expense	48,375	5,140	23,802	2,467	23,513	25,278	13,612	9,944	18,881	54,922	67,715	86,152
Net income	106,875	53,341	25,078	13,243	49,297	44,133	31,300	20,511	39,168	140,959	135,112	149,446
Net loss (income) attributable to noncontrolling interest	145	(293)	3,273	(10)	(79)	(19)	893	460	1,507	2,891	2,841	7,057
Net income attributable to Levi Strauss & Co.	$ 107,020	$ 53,048	$ 28,351	$ 13,233	$ 49,218	$ 44,114	$ 32,193	$ 20,971	$ 40,675	$ 143,850	$ 137,953	$ 156,503